Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Computation of Basic and Diluted Net Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ 27,646	$ 12,478
Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic	227,589,288	207,468,650
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, diluted	227,589,288	207,468,650
Net loss per share attributable to ordinary shareholders, basic	$ 0.121	$ 0.06
Net loss per share attributable to ordinary shareholders, diluted	$ 0.121	$ 0.06